UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Monarch Capital Management, Inc.

Address:   127 West Berry Street
           Suite 402
           Fort Wayne, IN 46802


Form 13F File Number: 28-04589


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Margaret H. Candor
Title:  Vice President and Treasurer
Phone:  260-422-2765

Signature,  Place,  and  Date  of  Signing:

/s/ Margaret H. Candor             Fort Wayne, Indiana                10/25/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $      218,393
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
3M COMPANY                     COM            88579y101     4113    44501 SH       SOLE                 21236      0  23265
ABBOTT LABORATORIES            COM            002824100     5862    85499 SH       SOLE                 36875      0  48624
ACCENTURE PLC                  COM            G1151C101     1994    28480 SH       SOLE                 17645      0  10835
AIR PRODUCTS & CHEMICALS       COM            009158106      299     3614 SH       SOLE                  3000      0    614
ALTRIA GROUP                   COM            02209s103     3177    95161 SH       SOLE                 11536      0  83625
AT&T                           COM            00206r102     2300    61008 SH       SOLE                 37849      0  23159
AUTOMATIC DATA PROCESSING      COM            053015103     5502    93798 SH       SOLE                 36777      0  57021
BEMIS                          COM            081437105      251     7990 SH       SOLE                  1340      0   6650
BERKSHIRE HATHAWAY             COM            084670108      265        2 SH       SOLE                     0      0      2
BERKSHIRE HATHAWAY B           COM            084670702      451     5110 SH       SOLE                  1750      0   3360
BP ADR                         COM            055622104     2818    66516 SH       SOLE                  6150      0  60366
BRISTOL-MYERS SQUIBB           COM            110122108     1141    33797 SH       SOLE                 11000      0  22797
CHEVRONTEXACO CORP             COM            166764100     2303    19754 SH       SOLE                 10439      0   9315
CHUBB                          COM            171232101      849    11125 SH       SOLE                  3025      0   8100
CINCINNATI FINANCIAL           COM            172062101     4197   110820 SH       SOLE                 49213      0  61607
CISCO SYSTEMS                  COM            17275r102     4410   230968 SH       SOLE                105161      0 125807
CLARCOR                        COM            179895107     1811    40581 SH       SOLE                  2450      0  38131
COCA-COLA                      COM            191216100     8078   212976 SH       SOLE                 73318      0 139658
COLGATE-PALMOLIVE              COM            194162103      296     2762 SH       SOLE                   780      0   1982
DISNEY WALT                    COM            254687106     1820    34812 SH       SOLE                  3900      0  30912
DUKE ENERGY                    COM            26441C204      248     3829 SH       SOLE                  2731      0   1098
DUKE REALTY                    COM            264411505      296    20167 SH       SOLE                 18367      0   1800
EMC                            COM            268648102     5397   197909 SH       SOLE                 71600      0 126309
EMERSON ELECTRIC               COM            291011104     3721    77096 SH       SOLE                 33632      0  43464
EXXON MOBIL                    COM            30231g102     8383    91672 SH       SOLE                 27985      0  63687
FIFTH THIRD BANCORP            COM            316773100      252    16231 SH       SOLE                  5062      0  11169
FLOWSERVE                      COM            34354P105      805     6300 SH       SOLE                  4200      0   2100
FRANKLIN ELECTRIC              COM            353514102     8072   133445 SH       SOLE                 42387      0  91058
GANNETT                        COM            364730101      312    17555 SH       SOLE                   655      0  16900
GENERAL ELECTRIC               COM            369604103     5492   241837 SH       SOLE                 97624      0 144213
GENUINE PARTS                  COM            372460105     1658    27160 SH       SOLE                 10625      0  16535
GOOGLE                         COM            38259p508      595      789 SH       SOLE                   439      0    350
HEWLETT-PACKARD                COM            428236103      278    16289 SH       SOLE                  8039      0   8250
HOME DEPOT                     COM            437076102     6034    99952 SH       SOLE                 36500      0  63452
INTEL                          COM            458140100     4293   189504 SH       SOLE                 80066      0 109438
INTERNATIONAL BUSINESS MACHINE COM            459200101      795     3833 SH       SOLE                    60      0   3773
JACOBS ENGINEERING             COM            469814107      332     8200 SH       SOLE                  5200      0   3000
JOHNSON & JOHNSON              COM            478160104     6025    87439 SH       SOLE                 33117      0  54322
JPMORGAN CHASE                 COM            46625h100     1269    31361 SH       SOLE                 14338      0  17023
KRAFT FOODS                    COM            50075n104     2533    61267 SH       SOLE                  3937      0  57330
LAKELAND FINANCIAL             COM            511656100     5571   201860 SH       SOLE                 91042      0 110818
LILLY ELI                      COM            532457108      504    10640 SH       SOLE                  7000      0   3640
LINCOLN NATIONAL               COM            534187109      218     9000 SH       SOLE                  7600      0   1400
LORILLARD                      COM            544147101      360     3089 SH       SOLE                     0      0   3089
MCDONALD'S                     COM            580135101     7214    78625 SH       SOLE                 27652      0  50973
MEDTRONIC                      COM            585055106     5393   125071 SH       SOLE                 60503      0  64568
MERCK & CO                     COM            58933Y105     9001   199597 SH       SOLE                 81250      0 118347
MICROSOFT                      COM            594918104     4932   165714 SH       SOLE                 67814      0  97900
NEXTERA ENERGY                 COM            65339F101     2445    34769 SH       SOLE                 20894      0  13875
NOKIA ADR                      COM            654902204      220    85604 SH       SOLE                 60104      0  25500
NORFOLK SOUTHERN               COM            655844108     1635    25703 SH       SOLE                 15106      0  10597
NORTHERN TRUST                 COM            665859104     3265    70344 SH       SOLE                 30750      0  39594
NORTHROP GRUMMAN               COM            666807102      338     5090 SH       SOLE                     0      0   5090
NUCOR                          COM            670346105      263     6867 SH       SOLE                  2900      0   3967
PEPSICO                        COM            713448108     3960    55954 SH       SOLE                 20752      0  35202
PFIZER                         COM            717081103     4410   177473 SH       SOLE                 86601      0  90872
PHILIP MORRIS INTERNATIONAL    COM            718172109     8059    89603 SH       SOLE                  9978      0  79625
PINNACLE WEST CAPITAL          COM            723484101      696    13183 SH       SOLE                  6633      0   6550
PLEXUS                         COM            729132100      936    30900 SH       SOLE                 21800      0   9100
PNC FIN'L SVCS GROUP           COM            693475105      305     4830 SH       SOLE                   621      0   4209

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
PRAXAIR                        COM            74005P104      323     3107 SH       SOLE                   901      0   2206
PROCTER & GAMBLE               COM            742718109     6722    96918 SH       SOLE                 37215      0  59703
PROTECTIVE LIFE                COM            743674103      372    14200 SH       SOLE                  9400      0   4800
QEP RESOURCES                  COM            74733V100     1451    45825 SH       SOLE                 23525      0  22300
QUALCOMM                       COM            747525103      206     3300 SH       SOLE                     0      0   3300
QUESTAR                        COM            748356102      282    13849 SH       SOLE                  5900      0   7949
SCHLUMBERGER                   COM            806857108     2189    30264 SH       SOLE                 13789      0  16475
STEEL DYNAMICS                 COM            858119100     1232   109615 SH       SOLE                 50065      0  59550
STRYKER                        COM            863667101     2252    40453 SH       SOLE                 22365      0  18088
SYSCO                          COM            871829107     4114   131579 SH       SOLE                 51625      0  79954
TARGET                         COM            87612e106      691    10880 SH       SOLE                  7355      0   3525
U.S. BANCORP                   COM            902973304     3145    91695 SH       SOLE                 50400      0  41295
UNITED PARCEL SERVICE          COM            911312106      928    12963 SH       SOLE                  7114      0   5849
UNITED TECHNOLOGIES            COM            913017109     3262    41663 SH       SOLE                 18447      0  23216
VALSPAR                        COM            920355104      586    10450 SH       SOLE                  7350      0   3100
VANGUARD EMERGING MKTS ETF     COM            922042858      372     8910 SH       SOLE                  3950      0   4960
VERIZON COMMUNICATIONS         COM            92343v104      422     9256 SH       SOLE                  3929      0   5327
VIVENDI                        COM            f97982106      334    17112 SH       SOLE                     0      0  17112
VODAFONE GROUP ADR             COM            92857w209     2183    76580 SH       SOLE                 41855      0  34725
WAL-MART STORES                COM            931142103     6649    90090 SH       SOLE                 33585      0  56505
WALGREEN                       COM            931422109     5956   163453 SH       SOLE                 73313      0  90140
WELLS FARGO                    COM            949746101     3783   109553 SH       SOLE                 39793      0  69760
ZIMMER HOLDINGS                COM            98956p102     2487    36786 SH       SOLE                 18084      0  18702